CONVERTIBLE SENIOR NOTE (Narrative) (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 01, 2012	Feb. 25, 2011	Mar. 18, 2009	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Number of shares covered by share purchase warrant	80,000,000	160,000,000	360,000,000				80,000,000
Warrants	$ 5,548,000	$ 10,419,000	$ 14,889,000
Amortization of the debt discount			36,297
Convertible Senior Note Warrants [Member]
Debt Instrument [Line Items]
Number of shares covered by share purchase warrant						80,000,000
Exercise price of warrants						$ 0.125
Warrant term		5 years
Warrants						677,332
Convertible Senior Note [Member]
Debt Instrument [Line Items]
Note issuance date		Mar. 18, 2009
Aggregate principal amount						6,775,400
Debt conversion, price per share						$ 0.08915
Annual rate						8.00%		7.00%
Minimum interest rate			6.00%
Maximum interest rate			8.00%
Beneficial conversion feature, amount						3,667,931
Debt discount						4,345,263
Amortization of the debt discount			36,297
Prepaid principal amount of convertible senior note, percent				30.00%	70.00%
Debt instrument, reduction in principal balance due to repayment					$ 9,310,000
Prepaid portion, convertible American Depositary Shares				570,000	1,330,000
Prepaid portion, convertible shares				22,800,000	53,200,000
Interest rate on outstanding term loan	31.85%	37.01%